CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Stockholders' equity
Share capital, par value (in dollars per share)	$ 1.00	$ 1.00
Share Capital, shares authorized	125,000,000	125,000,000
Share Capital, shares issued	93,359,000	93,260,000
Share Capital, shares outstanding	93,359,000	93,260,000	93,260,000	85,225,000